DEFERRED CREDITS	12 Months Ended
Dec. 31, 2012
Deferred Revenue and Credits [Abstract]
Deferred Revenue and Credits Disclosure [Text Block]
22.	DEFERRED CREDITS

Reconciliation of deferred credits was as follows:

	Successor	Predecessor
	Three months ended	Nine months ended	Year ended
	December 31	September 30	December 31
	2012	2012	2011
Balance, beginning of period	$–	$9.6	$9.6
Adjustment related to fresh start accounting	–	(9.6)	–
Balance, end of period	$–	$–	$9.6